MINERAL PROPERTIES	12 Months Ended
Jan. 31, 2014
MINERAL PROPERTIES
MINERAL PROPERTIES

Note 4 – Mineral Properties

Cherry Creek Claim

Effective January 31, 2013, Tungsten signed an Option Agreement with Viscount Nevada Holdings Ltd. (“Viscount”) to acquire an undivided 100% right, title and interest in and to all Tungsten located in certain mining claims (“Cherry Creek claim”) in the State of Nevada. The Option shall be in good standing and exercisable by Tungsten by paying the following amounts on or before: (i) $150,000 to Viscount on or before April 15, 2013; (ii) $100,000 to Viscount on or before February 15, 2014; (iii) $50,000 to Viscount on or before February 15, 2015; and (iv) paying all such property tax payments as may be required to maintain the mineral claims in good standing.

In addition, Tungsten shall use commercially reasonable efforts to incur the following annual work commitments as currently recommended and agreed to by the parties: (i) exploration expenditures on the property of $250,000 on or before the first anniversary of the execution of this Agreement; (ii) exploration expenditures on the property of $250,000 on or before the second anniversary of the execution of this Agreement; and (iii) exploration expenditures on the property of $1,000,000 on or before the third anniversary of the execution of the Agreement.

On April 11, 2013, the Company made the first payment of $150,000.

On February 11, 2014, the Company and Viscount signed an amendment to the Option Agreement keeping the Option in good standing if $100,000 is paid to Viscount and $250,000 of exploration expenditures is made on or before June 15, 2014.

Idaho Claim

On April 19, 2013, the Company entered into a purchase agreement (the "Agreement") with Monfort Ventures Ltd. ("Monfort"), pursuant to which the Company acquired title to certain unpatented pacer mining claims located in Custer County, Idaho (the "Property") upon issuance by the Company of 3,000,000 shares of its common stock to Monfort (the "Shares") valued at $0.25 per share, the most recent PPM price, or $750,000.

Mineral properties consisted of the following:

	October 31, 2013	January 31, 2013

Cherry Creek Claim	$174,013	$21,291
Idaho Claim	750,000	-
Less impairment	(750,000)	-

Total	$174,013	$21,291

Subsequent to the purchase of the Idaho claim, management decided to impair the value of the acquired unpatented pacer mining claims by $750,000.  This impairment was a consequence of the assets being exploratory in nature and not being supported any ore reserves.  It is not possible to evaluate and establish the real value of the mineral properties until additional work is completed and that may take several years.  With that being stated, the Company’s position is that these acquired mineral assets, which consist of ownership of unpatented mining claims, cannot be truly assessed at this time.  The Company assumes that these assets have been impaired and the exchange price based on $0.25 per share is not supportable as the possible value of these assets in the future.  The Company impaired the stock value exchange of $750,000 as of year end.